Quarterly Results of Operations (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results of Operations (Unaudited)
Total revenues	$ 16,735	$ 20,454	$ 17,145	$ 15,908	$ 12,680	$ 12,335	$ 14,137	$ 13,096	$ 70,242	$ 52,248	$ 40,645
Total expenses	15,460	15,338	15,636	14,623	12,817	11,987	11,786	11,928	61,057	48,518	45,260
Income (loss) from continuing operations, net of income tax	963	3,444	1,061	924	(13)	291	1,526	816	6,392	2,620	(2,509)
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62
Net income (loss)	988	3,450	1,093	884	10	294	1,537	822	6,415	2,663	(2,447)
Less: Net income (loss) attributable to noncontrolling interests	(2)	(6)	(7)	7	3	4	(10)	(1)	(8)	(4)	(36)
Net income (loss) attributable to MetLife, Inc.	990	3,456	1,100	877	7	290	1,547	823	6,423	2,667	(2,411)
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Preferred stock redemption premium	0	0	0	146	0	0	0	0	146	0	0
Net income (loss) available to MetLife, Inc.'s common shareholders	$ 959	$ 3,426	$ 1,069	$ 701	$ (24)	$ 260	$ 1,516	$ 793	$ 6,155	$ 2,545	$ (2,533)
Basic earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders	$ 0.88	$ 3.22	$ 0.98	$ 0.70	$ (0.04)	$ 0.30	$ 1.83	$ 0.95	$ 5.79	$ 2.83	$ (3.17)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$ 0.02	$ 0.01	$ 0.03	$ (0.04)	$ 0.02	$ 0.00	$ 0.01	$ 0.01	$ 0.02	$ 0.05	$ 0.08
Net income (loss) attributable to MetLife, Inc.	$ 0.93	$ 3.26	$ 1.04	$ 0.83	$ 0.01	$ 0.33	$ 1.88	$ 1.00
Net income (loss) available to MetLife, Inc.'s common shareholders	$ 0.90	$ 3.23	$ 1.01	$ 0.66	$ (0.02)	$ 0.30	$ 1.84	$ 0.96	$ 5.81	$ 2.88	$ (3.09)
Diluted earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders	$ 0.88	$ 3.20	$ 0.97	$ 0.70	$ (0.04)	$ 0.29	$ 1.82	$ 0.95	$ 5.74	$ 2.81	$ (3.17)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$ 0.02	$ 0.01	$ 0.03	$ (0.04)	$ 0.02	$ 0.00	$ 0.01	$ 0.01	$ 0.02	$ 0.05	$ 0.08
Net income (loss) attributable to MetLife, Inc.	$ 0.93	$ 3.24	$ 1.03	$ 0.82	$ 0.01	$ 0.33	$ 1.86	$ 0.99
Net income (loss) available to MetLife, Inc.'s common shareholders	$ 0.90	$ 3.21	$ 1.00	$ 0.66	$ (0.02)	$ 0.29	$ 1.83	$ 0.96	$ 5.76	$ 2.86	$ (3.09)